Auditor’s Remuneration (Tables)	12 Months Ended
Jun. 30, 2022
Auditors Remuneration [Abstract]
Summary of Detailed Information About Auditor's Remuneration

The following fees were paid or payable for services provided by PricewaterhouseCoopers Australia (PwC) as the auditor of the Group:

	Year Ended June 30,
	2022	2021	2020

Audit fees	$367,000	$190,329	$175,855
Audit-related fees1	381,484	646,300	—
Tax fees	—	—	—
All other fees	—	—	—
Total	$748,484	$836,629	$175,855

[1] Audit-related fees related to services performed in respect of the US IPO and US filing processes during the years ended June 30, 2022 and 2021.